Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
Aug. 31, 2017 USD ($)
Alternative Health Products Schedule Of Finite-lived Intangible Assets 1	$ 53,997
Alternative Health Products Schedule Of Finite-lived Intangible Assets 2	36,989
Alternative Health Products Schedule Of Finite-lived Intangible Assets 3	9,699
Alternative Health Products Schedule Of Finite-lived Intangible Assets 4	17,008
Alternative Health Products Schedule Of Finite-lived Intangible Assets 5	(869)
Alternative Health Products Schedule Of Finite-lived Intangible Assets 6	0
Alternative Health Products Schedule Of Finite-lived Intangible Assets 7	62,827
Alternative Health Products Schedule Of Finite-lived Intangible Assets 8	$ 53,997